STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION
STOCKHOLDERS' EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION

NOTE 9 – STOCKHOLDERS’ EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION

Common Stock

The Company has authorized 200,000,000 shares of common stock with $0.0001 par value. As of September 30, 2022 and December 31, 2021, 8,822,521 and 5,000,000 shares were issued and outstanding, respectively.

During the nine months ended September 30, 2022, the Company issued 3,822,521 shares of common stock, as summarized below:

Number of Shares
Issuance of common stock in public offering	2,930,000
Issuance of common stock to Evergreen	280,000
Issuance of common stock for conversion of debt	444,941
Common stock issued for Director's fees	167,580
Common stock issued during the nine months ended September 30, 2022	3,822,521

On May 5, 2022, the Company’s stock began trading on Nasdaq under the symbol “EDBL”. On May 9, 2022, the Company completed its IPO. The Company sold a total of 2,930,000 shares of common stock.

On January 14, 2022, the Company issued 80,000 shares of common stock to Evergreen, pursuant to a Leak-Out provision as provided in the Securities Purchase Agreement dated as of October 7, 2021, as amended from time to time. During the six-month period following the IPO, Evergreen agreed that it will not offer or sell in a public broker transaction any shares of Common Stock on any trading day in an amount greater than 15% of the average daily trading volume over the five trading days preceding the date of any such sale. However, if Evergreen does not sell the full permitted amount on any trading day, it may carry forward any shortfall in its sales to increase the permitted amount for subsequent trading days, provided that the amount sold on any trading day shall not exceed 50% of the average daily trading volume over the five trading days preceding the date of any such sale.

On June 30, 2022, the Company issued the A&R Note to Evergreen. See Note 7, “Notes Payable,” for more information. As consideration for accepting the A&R Note, the Company issued 200,000 shares of common stock to Evergreen.

During the nine months ended September 30, 2022, the Company issued 444,941 common shares for the conversion of debt principal and accrued interest of $1,757,333 and $120,429, respectively.

Stock-Based Compensation

On January 18, 2022 in connection with the IPO, the board of directors (the “Board”) approved the Edible Garden AG Incorporated 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan provides for equity incentive compensation for employees, non-employee directors, and any other individuals who perform services for the Company. The number of shares initially available for grant under the 2022 Plan was 1,500,000. A variety of discretionary awards are authorized under the 2022 Plan, including stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards. The vesting of such awards may be conditioned upon either a specified period of time or the attainment of specific performance goals as determined by the administrator of the 2022 Plan. The option price and terms are also subject to determination by the administrator with respect to each grant. The 2022 Plan expires in 2032, except for awards then outstanding, and is administered by the Board.

During the nine months ended September 30, 2022, the Company issued time-vesting restricted stock awards to the Company’s non-employee directors as compensation for director fees, with 167,580 shares of common stock underlying the awards in the aggregate. 50% of the shares underlying the award vested immediately upon grant and the remaining shares will vest on the one-year anniversary of the date of grant.

We satisfy stock option exercises and vested stock awards with newly issued shares. Shares available for future stock compensation grants totaled 1,332,420 at September 30, 2022.

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the nine months ended September 30, 2022:

	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share
Outstanding December 31, 2021	205,750	$11.18
Issuance of Warrants	3,553,211	$5.04
Outstanding September 30, 2022	3,758,961	$5.04

On May 5, 2022, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Maxim Group LLC, as representative of the underwriters (the “Representative”), for an underwritten public offering (the “Offering”) of an aggregate of 2,930,000 units (the “Units”) consisting of one share of common stock and one warrant to purchase one share of common stock (each a “Warrant” and collectively, the “Warrants”) at an exercise price equal to $5.00 per share of common stock. The public offering price was $5.00 per Unit and the underwriters purchased 2,930,000 Units at a 7.0% discount to the public offering price. The Company granted the Representative a 45-day option to purchase up to an additional 439,500 shares and/or Warrants to purchase up to an additional 439,500 shares of common stock to cover over-allotments, if any. The Offering closed on May 9, 2022. On May 5, 2022, the Representative partially exercised its over-allotment option to purchase 439,500 Warrants for additional gross proceeds of approximately $4,390.

Pursuant to the Underwriting Agreement, the Company agreed to issue to the Representative, as a portion of the underwriting compensation payable to the Representative, warrants to purchase up to a total of 117,200 shares of Common Stock (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at $6.25 per share, are initially exercisable 180 days after the effective date of the Offering and have a term of five years from their initial exercise date. Pursuant to the customary FINRA rules, the Representative’s Warrants are subject to a lock-up agreement pursuant to which the Representative will not sell, transfer, assign, pledge, or hypothecate these warrants or the securities underlying these warrants, nor will it engage in any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of the warrants or the underlying securities for a period of 180 days from the effective date of the registration statement (May 4, 2022).

During the nine months ended September 30, 2022, the Company issued warrants to purchase an aggregate of 66,511 shares of common stock to Evergreen in conjunction with the private placement described in Note 7, “Notes Payable,” which were accounted for as a debt discount. Management estimated the fair value of the warrants issued utilizing the Black-Scholes Option Pricing model with the following weighted-average assumptions:

Expected term	2.5 Years
Volatility	60.4%
Risk-free interest rate	1.6%
Dividend yield	0.0%

NOTE 10 – WARRANTS

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the year ended December 31, 2021:

	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share

Outstanding, January 1, 2021	-	$-
Warrants granted	205,750	$11.18
Outstanding, December 31, 2021	205,750	$11.18

During the year ended December 31, 2021, the Company issued warrants to purchase an aggregate of 205,750 shares of common stock to Evergreen in conjunction with the private placement described in Note 8, which were accounted for as a debt discount. Management estimated the fair value of the warrants issued utilizing the Black-Scholes Option Pricing model with the following weighted-average assumptions:

Expected term	2.5 Years
Volatility	60.8%
Risk-free interest rate	0.6%
Dividend yield	0.0%